FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

The Company classifies its U.S. Treasury and equivalent securities as held to maturity in accordance with ASC Topic 320, “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity U.S. Treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.

On September 30, 2023, assets held in the Trust Account were comprised of $8,119,642 in money market funds. During the three and nine months ended September 30, 2023, the Company did withdrew an amount of $59,586 from the Trust Account to pay tax obligations.

On December 31, 2022, assets held in the Trust Account were comprised of $7,527,369 in money market funds. During the year ended December 31, 2022, the Company withdrew $110,472,254 as a result of an aggregate of 10,805,877 shares of common stock redeemed on October 20, 2022 and the Company did not withdraw any interest income from the Trust Account.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis on September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The fair value of securities held in the Trust on September 30, 2023 and December 31, 2022 are as follows:

			Fair
	Trading Securities	Level	Value
September 30, 2023	Money Market Funds	1	$8,119,642

			Fair
	Trading Securities	Level	Value
December 31, 2022	Money Market Funds	1	$7,527,369

The following table presents fair value information as of September 30, 2023 and December 31, 2022 of the Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

September 30, 2023	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Investor Note – Bifurcated Derivative	$22,805	$—	$—	$22,805
Bridge Note – Bifurcated Derivative	$241,447	$—	$—	$241,447

December 31, 2022	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
PIPE Forward Contract	$170,666	$—	$—	$170,666
Bridge Note – Bifurcated Derivative	$364,711	$—	$—	$364,711

		Bridge Note	Investor Note
	Forward	– Bifurcated	– Bifurcated
	Contract	Derivative	Derivative
Fair value as of December 31, 2022	$170,666	$364,711	$—
Change in valuation inputs or other assumptions	1,163,950	(34,758)	—
Fair value as of March 31, 2023 (unaudited)	$1,334,616	$329,953	$—
Initial value of Investor Note – Bifurcated Derivative May 5, 2023	—	—	24,502
Change in valuation inputs or other assumptions	(634,110)	(117,344)	3,099
Fair value as of June 30, 2023 (unaudited)	$700,506	$212,609	$27,601
Change in valuation inputs or other assumptions	(700,506)	28,838	(4,796)
Fair value as of September 30, 2023 (unaudited)	$—	$241,447	$22,805

Measurement

Bridge Note Bifurcated Derivative

The Company established the initial fair value for the Bridge Note Bifurcated Derivative as of October 5, 2022, which was the date the Bridge Note was executed. On December 31, 2022 the fair value was remeasured. As such, the Company used a Probability Weighted Expected Return Method (“PWERM”) that fair values the early termination/repayment features of the debt. The PWERM is a multi-step process in which value is estimated based on the probability-weighted present value of various future outcomes. The PWERM was used to value the Bridge Note Bifurcated Derivative for the initial periods and subsequent measurement periods.

The Bridge Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of September 30, 2023 and December 31, 2022 due to the use of unobservable inputs. The key inputs into the Monte Carlo simulation model for the Bridge Note Bifurcated Derivative were as follows at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
CCC bond rates	13.31%	15.09%
Probability of early termination/repayment – business combination not completed	5%	5%
Probability of early termination/repayment – business combination completed, or PIPE completed	80%	95%
Probability of completing a business combination by March 31, 2023	—%	50%
Probability of completing a business combination by June 30, 2023	—%	50%
Probability of completing a business combination by December 31, 2023	80%	—%

Investor Note Bifurcated Derivative

The Company established the initial fair value for the Investor Note Bifurcated Derivative as of May 5, 2023, which was the date the Investor Note was executed. On September 30, 2023 the fair value was remeasured. As such, the Company used a Discounted Cash Flow model (“DCF”) that fair values the early termination/repayment features of the debt. The DCF was used to value the Investor Note Bifurcated Derivative for the initial periods and subsequent measurement periods.

The Investor Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of May 5, 2023 and September 30, 2023 due to the use of unobservable inputs. The key inputs into the DCF model for the Investor Note Bifurcated Derivative were as follows at May 5, 2023, initial value and at September 30, 2023:

	September 30, 2023	May 5, 2023
Risk-free interest rate	5.53%	5.12%
Expected term (years)	0.25	0.38
Probability of completing a business combination by August 30, 2023	—%	25%
Probability of completing a business combination by September 30, 2023	20%	75%
Probability of completing a business combination by December 31, 2023	80%	—%

PIPE Forward Contract

The Company established the initial fair value for the PIPE Forward Contract as of October 6, 2022, which was the date of the PIPE Securities Purchase Agreement was executed. On December 31, 2022 the fair value was remeasured. As such, the Company utilizing a PWERM. The PWERM is a multistep process in which value is estimated based on the probability-weighted present value of various future outcomes to value the PIPE Forward Contract for the initial periods and subsequent measurement periods.

The PIPE Forward Contract was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of December 31, 2022 due to the use of unobservable inputs. As a result of the termination of the PIPE Forward Contract on July 11, 2023, the PIPE Forward Contract was derecognized. The key inputs into the PWERM for the PIPE Forward Contract were as follows at December 31, 2022:

December 31, 2022
Risk-free interest rate	4.76%
Expected term (years)	0.37
Probability of completing a business combination	95%

The change in the fair value of the Level 3 financial liabilities for the period from contract inception through December 31, 2022 is summarized as follows:

	PIPE	Bridge Note	Investor Note
	Forward	Bifurcated	Bifurcated
	Contract	Derivative	Derivative
Fair value at December 31, 2022	$170,666	$364,711	$—
Initial value of Investor Note – Bifurcated Derivative May 5, 2023	—	—	24,502
Change in fair value	(170,666)	(123,265)	(1,697)
Fair value at September 30, 2023	$—	$241,447	$22,805

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various Levels at September 30, 2023 and December 31, 2022, respectively.

NOTE 10. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

The Company classifies its U.S. Treasury and equivalent securities as held to maturity in accordance with ASC Topic 320, “Investments—Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity U.S. Treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.

On December 31, 2022, assets held in the Trust Account were comprised of $7,527,369 in money market funds. During the year ended December 31, 2022, the Company withdrew $110,472,254 as a result of an aggregate of 10,805,877 shares of common stock redeemed on October 20, 2022 and the Company did not withdraw any interest income from the Trust Account.

On December 31, 2021, assets held in the Trust Account were comprised of $959 in cash and $116,726,019 in U.S. Treasury securities. During the period from March 30, 2021 (inception) through December 31, 2021, the Company did not withdraw any interest income from the Trust Account.

The following table present information about the Company’s assets that are measured at fair value on a recurring basis on December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding loss and fair value of held-to-maturity securities on December 31, 2022 and 2021 are as follows:

				Gross
			Amortized	Holding
	Trading Securities	Level	Cost	Loss	Fair Value
December 31, 2022	Money Market Funds	1	$ n/a	$ n/a	$7,527,369

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Loss	Fair Value
December 31, 2021	U.S. Treasury Securities (Matured on 3/17/2022)	1	$116,726,019	$(3,097)	$116,722,922

The following table presents fair value information as of December 31, 2022 of the Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company did not have any financial liabilities that were accounted for at fair values on a recurring basis as of December 31, 2021.

	Carrying Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
PIPE Forward Contract	$170,666	$—	$—	$170,666
Bridge Note – Bifurcated Derivative	$364,711	$—	$—	$364,711

Measurement

Bridge Note Bifurcated Derivative

The Company established the initial fair value for the Bridge Note Bifurcated Derivative as of October 5, 2022, which was the date the Bridge Note was executed. On December 31, 2022 the fair value was remeasured. As such, the Company used a Probability Weighted Expected Return Method (“PWERM”) that fair values the early termination/repayment features of the debt. The PWERM is a multi-step process in which value is estimated based on the probability-weighted present value of various future outcomes. The PWERM was used to value the Bridge Note Bifurcated Derivative for the initial periods and subsequent measurement periods.

The Bridge Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of December 31, 2022 due to the use of unobservable inputs. The key inputs into the Monte Carlo simulation model for the Bridge Note Bifurcated Derivative were as follows at October 5, 2022, initial value and at December 31, 2022:

	October 5, 2022	December 31, 2022
CCC bond rates	14.09%	15.09%
Probability of early termination/repayment -business combination not completed	10%	5%
Probability of early termination/repayment -business combination completed or PIPE completed	90%	95%
Probability of completing a business combination by March 31, 2023	50%	50%
Probability of completing a business combination by June 30, 2023	50%	50%

PIPE Forward Contract

The Company established the initial fair value for the PIPE Forward Contract as of October 6, 2022, which was the date of the PIPE Securities Purchas Agreement was executed. On December 31, 2022 the fair value was remeasured. As such, the Company utilizing a PWERM. The PWERM is a multistep process in which value is estimated based on the probability-weighted present value of various future outcomes to value the PIPE Forward Contract for the initial periods and subsequent measurement periods.

The PIPE Forward Contract was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of December 31, 2022 due to the use of unobservable inputs. The key inputs into the PWERM for the PIPE Forward Contract were as follows at October 6, 2022, initial value and at December 31, 2022:

	October 6, 2022	December 31, 2022
Risk-fee interest rate	4.00%	4.76%
Expected term (years)	0.61	0.37
Probability of completing a business combination	90%	95%

The change in the fair value of the level 3 financial liabilities for the period from contract inception through December 31, 2022 is summarized as follows:

	PIPE	Bridge Note
	Forward Contract	Bifurcated Derivative
Fair value at October 5, 2022 (Initial measurement)		$278,404
Fair value at October 6, 2022 (Initial measurement)	$—	—
Change in fair value	170,666	86,307
Fair value at December 31, 2022	$170,666	$364,711

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various Levels during the year ended December 31, 2022 and 2021.